UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2011


Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):   [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WestEnd Capital Management, LLC.
Address:  201 Saint Charles Avenue, Suite 4312
          New Orleans, LA 70170

Form 13F File Number: 028-11430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Chrissy Hardy
Title:  Chief Compliance Officer
Phone:  (415) 856-0426


Signature, Place, and Date of Signing:

  /s/ Chrissy Hardy      New Orleans, Lousiana      05/29/2012

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Included Managers:

Form 13F File Number      Name

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         0


Form 13F Information Table Entry Total:    46


Form 13F Information Table Value Total:    $116,970 (thousands)


List of Other Included Managers:           None

                         Form 13F-HR Information Table

                           TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               -----            -----      --------  -------  ---  ----  ----------  --------  ----    ------  ----
AMERICAN CAPITAL AGENCY
   CORP.                   COM               02503X105      587      19900  SH            Sole
BAIDU COM  ADR             SPONS ADR         056752108    52003     446492  SH            Sole
BOEING CO                  COM               097023105     1090  14861.911  SH            Sole
CARDINAL FINANCIAL CORP    COM               14149F109      146      13556  SH            Sole
CHANGYOU COM LTD ADR F
  SPONSORED ADR            ADS REP CL A      15911M107     1334      57870  SH            Sole
CHESAPEAKE ENERGY
  CORPORATION              COM               165167107      998  44759.015  SH            Sole
CHINA LODGING GROUP ADRF   SPONS ADR         16949N109      278      19600  SH            Sole
CHINA UNICOM LTD           CALL              16945R104      308      14600  SH            Sole
COCA COLA CO               COM               191216100      265   3782.631  SH            Sole
COMCAST CORP CL A          CL A              20030N101      272  11419.997  SH            Sole
CONOCOPHILLIPS             COM               20825C104      916  12563.847  SH            Sole
CTRIP.COM INTL LTD         AMERICAN
                           DEP SHS           22943F100     4448     190095  SH            Sole
DEMAND MEDIA INC
  COMUSD0.0001             COM               24802N109     1331     200160  SH            Sole
DEVON ENERGY CORP          COM               25179M103     1047  16891.386  SH            Sole
E HOUSE CHINA HLDGS
  LTD                      ADR               26852W103      200  46766.295  SH            Sole
E M C CORP                 COM               268648102      205       9500  SH            Sole
EXXON MOBIL CORP           COM               30231G102     1304      15384  SH            Sole
FREEPORT MCMORAN
  COPPER                   COM               35671D857     2008      54580  SH            Sole
GENERAL ELECTRIC CO        COM               369604103      348      19271  SH            Sole
HOME INNS & HOTELS
  MGMT INC                 SPON ADR          43713W107     2088      80915  SH            Sole
INGERSOLL RAND
  CO LTD SHS A             SHS               G47791101      229       7500  SH            Sole
INTREPID POTASH            COM               46121Y102     1431      63255  SH            Sole
JOHNSON & JOHNSON          COM               478160104      578       8819  SH            Sole
LINKEDIN CORPORATION       COM CL A          53578A108     1433      22750  SH            Sole
MAKEMYTRIP LIMITED F       SHS               V5633W109     2747     114275  SH            Sole
MAXLINEAR INC CL A         CL A              57776J100      138      29063  SH            Sole
MCDERMOTT INTL INC         COM               580037109      547      47522  SH            Sole
MELCO PBL ENTMNT LTD       ADR               585464100     3958     411450  SH            Sole
MERCK & CO INC             COM               58933Y105      276       7235  SH            Sole
MONSANTO CO                COM               61166W101     2831  40407.372  SH            Sole
MOSAIC CO                  COM               61945C103     4154  82365.653  SH            Sole
OREXIGEN THERAPEUTICS INC  COM               686164104       16      10000  SH            Sole
PERFUMANIA HLDGS INC       COM               71376C100     8749     841270  SH            Sole
PETROLEO BRASILEIRO SA
  PETROBRAS                SPONS ADR         71654V408      396      15955  SH            Sole
POLO RALPH LAUREN          CL A              751212101      369       2670  SH            Sole
POTASH CORP SASK INC       COM               73755L107     1434  34749.557  SH            Sole
REGIONS FINANCIAL
  CORP NEW                 COM               7591ep100       74      17134  SH            Sole
RICKS CABARET INTL
  INC COM NEW              COM NEW           765641303      736      86995  SH            Sole
SINA CORPORATION           ORD               G81477104     5387     103595  SH            Sole
SOUFUN HOLDINGS LIMITED    ADR               836034108     5838     374135  SH            Sole
STONE ENERGY CORP          COM               861642106      537      20350  SH            Sole
VALEANT PHARMACEUTICALS    COM               91911K102      291       6232  SH            Sole
VARIAN MED SYS INC         COM               92220P105      240       3580  SH            Sole
VMWARE INC CL A CLASS A    CL A COM          928563402      599       7200  SH            Sole
WALT DISNEY CO             COM DISNEY        254687106      782  20518.131  SH            Sole
YOUKU COM INC              SPONS ADR         98742U100     2024     129141  SH            Sole